INTANGIBLE AND GOODWILL	3 Months Ended
Mar. 31, 2023
INTANGIBLE AND GOODWILL
Intangible And Goodwill

6. INTANGIBLES AND GOODWILL

Intangibles

The components of intangible assets as of March 31, 2023 and December 31, 2022 are as follows:

	Customer relationships	Brand name	Total

Balance, December 31, 2021	$2,000,320	$5,366,122	$7,366,442

Amortization	(471,211)	(1,177,859)	(1,649,070)
Effect of foreign exchange	(109,356)	(296,756)	(406,112)
Impairment	(472,018)	(229,405)	(701,423)

Balance, December 31, 2022	$947,735	$3,662,102	$4,609,837

Amortization	(70,350)	(262,370)	(332,720)
Effect of foreign exchange	807	3,112	3,919

Balance, March 31, 2023	$878,192	$3,402,844	$4,281,036

On June 30, 2021, the Company acquired all the outstanding shares of Complexity. The intangible assets acquired consisted of the Complexity brand name and its ties to the Dallas Cowboys. On July 27, 2021, the Company acquired all the issued and outstanding shares of Cut+Sew. The intangible assets acquired consisted of the Cut+Sew brand name and customer relationships.

The Company reviews the carrying value of its intangible assets with definite lives at each reporting period for indicators of impairment. During the year ended December 31, 2022, the Company recorded an impairment of intangible assets acquired on the acquisition of Code Red of $701,423.